Fair value and fair value hierarchy of financial instruments - Summary of Significant Unobservable Inputs to Valuation of Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unlisted Equity Investment
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Multiple/ EVA	EVA
Significant Unobservable input	Equity volatility	Equity volatility
Range	33.08%	56.72%
Sensitivity of Value to the input	5% increase/decrease in volatility results in decrease/increase in fair value by -1.0%-0.3%	5% increase/ decrease in volatility results in decrease/ increase in fair value by 0.27%/0.15%
Derivative Financial Liability [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Binomial option pricing model
Significant Unobservable input	Volatility
Range	67.87%
Sensitivity of Value to the input	5% increase/decrease in volatility results in increase/decrease in fair value by 4.58%/4.66%
Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	MCS
Significant Unobservable input	Calculated volatility of the Underlying Assets
Sensitivity of Value to the input	5% increase/decrease in volatility results in increase/decrease in fair value by 0.02%/0.23%
Bottom of range [member] | Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Range	32.82%
Top of range [member] | Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Range	36.28%
Credit Rate Increase BB To BBB | Derivative Financial Liability [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input	Credit rating
Credit Rate Increase BB To BBB | Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity of Value to the input	One rank level increase in credit rating of Company from BB to BBB results in increase in fair value by 0.04%
Credit Rate Decrease BB to B | Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity of Value to the input	One rank level decrease in credit rating of the counterparty from BB to B results in decrease in fair value by 0.80%
Credit spread [Member] | Derivative Financial Liability [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input	Credit spread
Range	12.52%
Sensitivity of Value to the input	5% increase/decrease in credit spread results in increase/decrease in fair value by 0.32%/0.32%
Liquidity spread [Member] | Derivative Financial Liability [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input	Liquidity spread
Range	2.99%
Sensitivity of Value to the input	increase/decrease in liquidity spread would not result in change in fair value
Average PE multiple of peers [Member] | Unlisted Equity Investment
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input	Average P/E multiple of peers
Range	10.80%
Sensitivity of Value to the input	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 5.4-4.1%